Annual Total Returns[BarChart] - SA PIMCO RAE International Value Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(11.81%)	19.45%	23.18%	(6.83%)	(4.79%)	1.25%	21.54%	(16.29%)	12.04%	(3.30%)